Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.K. [member]
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%